Deutsche Investment Management Americas Inc.
                                 Two International Place
                                 Boston, MA  02110
                                 December 6, 2002



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

RE: Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A of Scudder YieldWise Money Fund, Scudder YieldWise Government Money Fund and Scudder YieldWise Municipal Money Fund (the "Funds"), each a series of Scudder YieldWise Funds (the "Trust") (Reg. Nos. 333-21187 and 811-8047)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed on behalf of the Funds pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 10 to the Trust's Registration Statement on Form N-1A (the "Amendment") do not differ from those contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on November 27, 2002.

Comments or questions concerning this certificate may be directed to Paul Dickinson at (617) 295-3978.

                                      Very truly yours,


                                      Scudder YieldWise Funds


                                      By:   /s/John Millette
                                            --------------------------------
                                            John Millette
                                            Secretary


cc:      Stephanie Grauerholz-Lofton, Esq.
         Deborah Bielicke Eades, Esq.
         Byron Hittle, Esq.